UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4983

Van Kampen Pennsylvania Tax Free Income Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	9/30

Date of reporting period:	3/31/05

Item 1.  Reports to Shareholders.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Van Kampen

Pennsylvania Tax Free Income Fund

SEMIANNUAL REPORT

March 31, 2005

Enjoy Life's True Wealth

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in
Van Kampen Pennsylvania Tax Free Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the
fund's financial statements and a list of fund investments as of March 31, 2005.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED  OFFER NO BANK GUARANTEE  MAY LOSE VALUE

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY  NOT A DEPOSIT

Performance Summary as of 3/31/05

Average Annual Total Returns

	A Shares since 5/01/87		B Shares since 5/03/93		C Shares since 8/13/93
Average Annual Total Returns	w/o sales Charges	w/max 4.75% sales charges	w/o sales charges	w/max 4.00% sales charges	w/o sales charges	w/max 1.00% sales charges
Since Inception	6.97%	6.68%	4.58%	4.58%	4.16%	4.16%
10-year	5.21	4.69	4.64	4.64	4.44	4.44
5-year	5.51	4.48	4.70	4.45	4.68	4.68
1-year	2.63	–2.23	1.87	–2.07	1.86	0.88
6 months	1.23	–3.59	0.86	–3.11	0.91	–0.08
SEC Yield	3.09%		2.50%		2.49%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares seven years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

For the 6-month period ended March 31, 2005

Van Kampen Pennsylvania Tax Free Income Fund is managed by the Adviser's Municipal Fixed Income team.1 Members of the team include Dennis S. Pietrzak and John R. Reynoldson, Executive Directors of the Adviser; and Timothy D. Haney, Vice President of the Adviser.

Market Conditions

The six-month period ended March 31, 2005 was characterized by continued short-term interest rate increases, and the specter of rising inflation resulting from record-high crude oil prices. The Federal Open Market Committee (the "Fed") raised the federal funds target rate 100 basis points during the period through a series of four "measured" 0.25 percent tightenings to 2.75 percent by the end of March. Although rates in the short and intermediate areas of the yield curve shifted upward as the Fed tightened, long-term interest rates fell as buyers did not seem deterred by the prospect of rising inflation. As a result, the yield curve (the difference between short and longer-term yields) flattened and the long end of the municipal market handily outperformed the shorter end.

The municipal market in total posted positive returns during the period, though it was not uniformly strong. In contrast to the strong showing by longer-term bonds, shorter-term municipals were hampered by the Fed's tightening and turned in a slightly negative showing. Within the investment-grade segment of the market, yield differentials between BBB-rated municipals and AAA-rated securities were flat to slightly wider, though BBB-rated securities still outperformed high grades due to their higher coupons, while securities rated below investment grade strongly outperformed as investors sought out their higher yields.

The Fed's interest rate hikes did not dampen investors' appetites for municipal bonds, as net inflows into municipal bond funds topped $700 million during the period. The supply of new issues was modest during the closing months of 2004 (the first half of the period) before soaring in the opening months of 2005 as long-term issuers rushed to bring securities to market in anticipation of additional interest rate increases in the near term.

The most significant development in the Pennsylvania municipal market over the period was the ongoing trend of refundings of municipal securities by issuers. Municipal borrowers were able to take advantage of rising short-term rates and relatively stable long-term rates, which in turn allowed them to refund outstanding debt. As a result, the Pennsylvania market saw a wave of refinancings, especially in education-related sectors.

1Team members may change without notice at any time.

Performance Analysis

The fund returned 1.23 percent for the six months ended March 31, 2005 (Class A shares, unadjusted for sales charge). In comparison, the fund's benchmark index, the Lehman Brothers Municipal Bond Index, returned 1.21 percent for the period.

Total returns for the six-month period ended March 31, 2005

Class A	Class B	Class C	Lehman Brothers Municipal Bond Index
1.23%	0.86%	0.91%	1.21%

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

One of our key strategies in managing the fund was to position it for rising interest rates. This approach was largely the result of our analysis of interest rates, which remained relatively low by historical standards even after rising from their multi-decade lows. First, we kept the fund's duration (a measure of interest-rate sensitivity) below that of its benchmark. Second, to limit the fund's exposure to areas of the market that would be most likely susceptible to rising rates, we also trimmed the fund's shorter-maturity bonds. We reinvested the proceeds from those sales into bonds with premium coupons and maturities between 20 and 30 years. In addition to offering relatively attractive income streams, these securities positioned the fund to potentially benefit from any future flattening of the yield curve.

We kept the fund's exposure well diversified across the major sectors of the Pennsylvania municipal market. Much of our relative-value trading activity was focused on selling issues that had been pre-refunded, many of which were in the public education sector; and purchasing more attractive securities in that sector. The fund remained focused on investment-grade securities, with more than 90 percent of the portfolio rated BBB or higher at the end of the period.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

Ratings Allocation as of 3/31/05
AAA	59.8%
AA	10.8
A	9.8
BBB	10.5
B	1.4
Non-Rated	7.7
100.0%
Top 5 Sectors as of 3/31/05
Public Education	21.1%
Higher Education	20.4
Public Building	11.7
Health Care	9.8
Water & Sewer	7.1

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. The sectors are as a percentage of long-term investments. Ratings allocations are as a percentage of total investments. Securities are classified by sectors that represent broad groupings of related industries.Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

Householding Notice

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policies and Procedures and Proxy Voting Record

The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our website at www.vankampen.com. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/04 - 03/31/05.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/1/04	3/31/05	10/1/04-3/31/05
Class A
Actual	$1,000.00	$1,012.29	$5.27
Hypothetical (5% annual return before expenses)	1,000.00	1,019.63	5.29
Class B
Actual	1,000.00	1,008.60	9.06
Hypothetical (5% annual return before expenses)	1,000.00	1,015.93	9.10
Class C
Actual	1,000.00	1,009.15	8.72
Hypothetical (5% annual return before expenses)	1,000.00	1,016.23	8.75

*  Expenses are equal to the Fund's annualized expense ratio of 1.05%, 1.81%, and 1.74% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments ■ March 31, 2005 (Unaudited)

Par Amount (000)	Description	Coupon	Maturity	Value
Pennsylvania Municipal Bonds 100.6%
$1,260	Allegheny Cnty, PA Arpt Auth Pittsburgh Intl Arpt Rfdg (AMT) (FGIC Insd)	5.625%	01/01/10	$1,350,229
1,000	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Duquesne Univ Proj (AMBAC Insd)	6.500	03/01/11	1,155,280
1,750	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Duquesne Univ Proj Rfdg (AMBAC Insd)	5.500	03/01/20	1,986,652
3,000	Allegheny Cnty, PA Higher Ed Bldg Carnegie Mellon Univ	5.125	03/01/32	3,092,100
2,000	Allegheny Cnty, PA Hosp Dev Auth Rev Ser A (MBIA Insd) (a)	6.500	11/15/30	2,299,460
1,000	Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B	9.250	11/15/30	1,175,790
1,000	Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)	6.625	09/01/24	943,860
2,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/15	2,193,800
1,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/16	1,096,900
1,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/17	1,095,620
1,220	Allegheny Cnty, PA Redev Auth Pittsburgh Mills Proj	5.600	07/01/23	1,280,585
1,000	Allegheny Cnty, PA Res Mtg Single Family Ser MM (AMT) (GNMA Collateralized)	5.200	05/01/33	1,006,620
2,000	Allegheny Cnty, PA San Auth Swr (MBIA Insd)	5.750	12/01/15	2,231,060
2,000	Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)	5.750	12/01/16	2,231,060
1,500	Allegheny Vly, PA Sch Dist Ser A (MBIA Insd)	5.000	11/01/28	1,554,855
1,000	Bear Vly, PA Jt Auth Wtr Rev (FSA Insd) (b)	5.000	05/01/29	1,027,730
1,400	Bear Vly, PA Jt Auth Wtr Rev (FSA Insd) (b)	5.000	05/01/36	1,434,076
1,895	Berks Cnty, PA Muni Auth College Albright College Proj (c)	5.500	10/01/18	1,979,081
1,280	Bucks Cnty, PA Wtr & Swr Auth Neshaminy Interceptor Ser A (AMBAC Insd) (c)	5.375	06/01/16	1,398,067
1,050	Bucks Cnty, PA Wtr & Swr Auth Neshaminy Interceptor Ser A (AMBAC Insd)	5.375	06/01/17	1,145,109
1,500	Canon McMillan Sch Dist PA Ser B (FGIC Insd)	5.500	12/01/29	1,621,680
2,880	Central Dauphin, PA Sch Dist Nts (FSA Insd) (c)	5.000	12/01/20	3,036,816
1,000	Chester Cnty, PA Indl Dec Auth Rev Collegium Charter Sch Proj Ser A (ACA Insd)	5.000	04/15/22	987,000
2,000	Chester Cnty, PA Indl Dec Auth Rev Collegium Charter Sch Proj Ser A (ACA Insd)	5.500	04/15/31	2,094,420
1,250	Cumberland Cnty, PA Muni Auth Dickinson College Ser A (AMBAC Insd)	5.500	11/01/30	1,350,087

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments ■ March 31, 2005 (Unaudited) continued

Par Amount (000)	Description	Coupon	Maturity	Value
Pennsylvania Municipal Bonds (Continued)
$1,200	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office	6.000%	01/01/25	$1,079,796
1,240	Delaware Cnty, PA Auth College Cabrini College (Radian Insd)	5.750	07/01/23	1,320,712
1,500	Delaware Cnty, PA Auth College Neumann College Rfdg	6.000	10/01/31	1,569,255
3,000	Delaware Cnty, PA Auth Rev First Mtg Riddle Vlg Proj Rfdg	7.000	06/01/26	3,015,540
2,500	Delaware Cnty, PA Indl Dev Auth Wtr Fac PA Suburban Wtr (AMT) (AMBAC Insd)	5.350	10/01/31	2,606,200
3,535	Delaware Vly, PA Regl Fin Auth	5.750	07/01/17	3,988,293
1,000	Erie, PA Higher Ed Bldg Auth Mercyhurst College Proj Ser B Rfdg	5.000	03/15/23	983,690
2,115	Greater Johnstown, PA Sch Dist Ser B (MBIA Insd) (c)	5.375	08/01/15	2,295,811
720	Greensburg Salem, PA Sch Dist Rfdg (FGIC Insd)	5.375	09/15/16	786,420
1,415	Greensburg Salem, PA Sch Dist Rfdg (FGIC Insd)	5.375	09/15/17	1,543,623
770	Grove City, PA Area Hosp Auth Hlth Fac Rev Grove Manor Proj	6.625	08/15/29	796,927
1,000	Harrisburg, PA Auth Office & Pkg Rev Ser A (Prerefunded @ 05/01/08)	6.000	05/01/19	1,087,230
2,000	Harrisburg, PA Res Gtd Sub Ser D 2 (FSA Insd)	5.000	12/01/33	2,136,400
1,865	Harveys Lake Gen Muni Auth PA College Rev College Misericordia Proj (ACA Insd)	5.750	05/01/14	1,981,749
1,000	Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr Saint Annes Home	6.600	04/01/24	1,001,920
2,000	Lehigh Cnty, PA Gen Purp Auth Cedar Crest College Rfdg	6.700	04/01/26	2,081,640
1,500	Lehigh Cnty, PA Gen Purp Auth Good Shepherd Group Ser A	5.625	11/01/34	1,535,175
1,980	Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint Lukes Bethlehem	5.250	08/15/23	2,002,473
1,760	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Group Rfdg	6.000	11/01/23	1,527,539
1,085	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.300	06/01/28	920,829
550	Lycoming Cnty, PA Auth Hosp Lease Rev Divine Providence Sisters Ser A	6.500	07/01/22	550,269
1,095	Mercer Cnty, PA (FGIC Insd) (c)	5.500	10/01/17	1,203,635
1,500	Mifflin Cnty, PA Hosp Auth (Radian Insd)	6.200	07/01/25	1,660,695

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments ■ March 31, 2005 (Unaudited) continued

Par Amount (000)	Description	Coupon	Maturity	Value
Pennsylvania Municipal Bonds (Continued)
$1,000	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr	6.000%	01/01/43	$1,043,080
1,420	Monroeville, PA Muni Auth San Ser B (MBIA Insd) (c)	5.250	12/01/21	1,523,333
1,450	Monroeville, PA Muni Auth San Ser B (MBIA Insd)	5.250	12/01/22	1,552,269
1,100	Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington Mem Hosp Ser A	5.125	06/01/32	1,104,004
1,000	Montgomery Cnty, PA Indl Dev Auth Retirement Cmnty Rev	6.300	01/01/13	1,000,420
1,100	Montgomery Cnty, PA Indl Dev Auth Rev Whitemarsh Cont Care Proj	6.125	02/01/28	1,118,821
1,000	Montgomery Cnty, PA Indl Dev Auth Rev Whitemarsh Cont Care Proj	6.250	02/01/35	1,021,240
1,190	Moon Area Sch Dist PA (FSA Insd)	5.000	11/15/25	1,225,700
2,000	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp Ser A	5.625	07/01/32	2,059,140
1,340	Muhlenberg, PA Sch Dist Ser A (FGIC Insd)	5.375	04/01/16	1,457,062
1,290	Northampton Twp, PA (FGIC Insd) (c)	5.375	05/15/16	1,400,360
1,440	Owen J Roberts Sch Dist PA (FSA Insd)	5.500	08/15/18	1,583,899
1,000	Oxford, PA Area Sch Dist Ser A (FGIC Insd)	5.500	02/15/16	1,096,540
1,500	Pennsylvania Econ Dev Fin Auth Res Recoverey Rev Colver Proj Ser D (AMT)	7.125	12/01/15	1,535,130
3,000	Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Ser D (AMT)	7.050	12/01/10	3,070,080
3,220	Pennsylvania Hsg Fin Agy Single Family Mtg Ser 74B (AMT)	5.250	04/01/32	3,260,411
1,200	Pennsylvania St Higher Ed Fac Auth College & Univ Rev Bryn Mawr College (MBIA Insd)	5.625	12/01/27	1,275,876
3,020	Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ	5.500	05/01/18	3,258,973
2,000	Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ	5.500	05/01/34	2,066,140
1,500	Pennsylvania St Higher Ed Fac Auth Rev Univ Sciences Philadelphia Ser A (XLCA Insd)	5.000	11/01/36	1,533,330
1,000	Pennsylvania St Higher Ed Fac Messiah College Ser AA3 (Radian Insd)	5.500	11/01/22	1,065,380
1,095	Pennsylvania St Higher Ed Fac Thomas Jefferson Univ (c)	5.500	01/01/19	1,177,760
2,000	Pennsylvania St Higher Ed Fac Thomas Jefferson Univ	5.375	01/01/25	2,117,320
1,600	Pennsylvania St Higher Ed Univ of Scranton (AMBAC Insd) (c)	5.750	11/01/15	1,777,616

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments ■ March 31, 2005 (Unaudited) continued

Par Amount (000)	Description	Coupon	Maturity	Value
Pennsylvania Municipal Bonds (Continued)
$3,000	Pennsylvania St Higher Ed UPMC Hlth Sys Ser A	6.000%	01/15/31	$3,239,550
2,000	Pennsylvania St Pub Sch Bldg Auth Lehigh Career & Technical Inst (FGIC Insd)	5.250	10/01/32	2,103,280
2,000	Pennsylvania St Univ	5.000	09/01/35	2,063,040
1,365	Perkiomen Vly Sch Dist PA (FSA Insd) (c)	5.500	03/01/15	1,491,030
1,445	Perkiomen Vly Sch Dist PA (FSA Insd) (c)	5.500	03/01/16	1,578,417
1,500	Philadelphia, PA (FSA Insd)	5.250	09/15/25	1,576,875
11,565	Philadelphia, PA Auth Indl Dev Lease Rev Ser A (MBIA Insd)	5.375	02/15/27	12,167,190
2,505	Philadelphia, PA Auth Indl Dev Rev Coml Dev Rfdg	7.750	12/01/17	2,559,709
2,500	Philadelphia, PA Gas Wks Rev Drivers Ser 384 (Inverse Floating Rate) (Acquired 01/20/04, Cost $3,018,536) (FSA Insd) (d)	8.170	07/01/11	2,860,975
1,000	Philadelphia, PA Gas Wks Rev Third Ser (FSA Insd)	5.500	08/01/15	1,096,900
1,000	Philadelphia, PA Gas Wks Rev Third Ser (FSA Insd)	5.500	08/01/16	1,096,900
1,000	Philadelphia, PA Gas Wks Rev Third Ser (FSA Insd)	5.500	08/01/17	1,095,720
3,750	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)	*	03/15/11	2,966,213
3,775	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)	*	03/15/12	2,831,854
4,400	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)	*	03/15/13	3,125,408
1,475	Pittsburgh, PA Urban Redev Auth Mtg Rev Ser D	6.250	10/01/17	1,526,124
2,250	Saint Mary Hosp Auth PA Hlth Sys Rev Ser B	5.375	11/15/34	2,314,733
2,435	Seneca Vly, PA Sch Dist (FGIC Insd)	5.125	01/01/23	2,572,918
1,630	Spring Ford Area Sch Dist, PA Ser A (Prerefunded @ 09/01/11) (FSA Insd) (c)	5.500	09/01/14	1,806,480
1,720	Spring Ford Area Sch Dist, PA Ser A (Prerefunded @ 09/01/11) (FSA Insd) (c)	5.500	09/01/15	1,906,224
1,210	State Pub Sch Bldg Auth PA College Rev Montgomery Cnty Cmnty College Rfdg (c)	5.500	05/01/13	1,344,673
1,275	State Pub Sch Bldg Auth PA College Rev Montgomery Cnty Cmnty College Rfdg (c)	5.500	05/01/14	1,422,709
2,580	State Pub Sch Bldg Auth PA Rev Clearfield Career & Tech Ctr (XLCA Insd) (c)	5.000	09/15/25	2,666,662
1,000	State Pub Sch Bldg Auth PA Sch Rev Colonial Inter Unit 20 (FGIC Insd)	5.000	05/15/30	1,034,900

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments ■ March 31, 2005 (Unaudited) continued

Par Amount (000)	Description	Coupon	Maturity	Value
Pennsylvania Municipal Bonds (Continued)
$1,950	State Pub Sch Bldg Auth PA Sch Rev Wattsburg Area Sch Dist Proj (MBIA Insd) (c)	5.000%	05/15/19	$2,063,334
2,045	State Pub Sch Bldg Auth PA Sch Rev Wattsburg Area Sch Dist Proj (MBIA Insd) (c)	5.000	05/15/20	2,155,921
2,000	Sto-Rox Sch Dist PA (Prerefunded @ 12/15/10) (MBIA Insd)	5.800	06/15/30	2,244,940
2,500	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser A (AMT) (AMBAC Insd)	5.500	01/01/19	2,671,150
2,350	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser D	5.375	01/01/18	2,371,291
1,500	Unity Twp, PA Mun Auth Swr Rev (FSA Insd)	5.000	12/01/24	1,567,155
1,660	Upper St Clair Twp PA Sch Dist (FSA Insd)	5.375	07/15/15	1,810,097
1,200	Upper St Clair Twp PA Sch Dist (FSA Insd)	5.375	07/15/17	1,306,920
2,500	Washington Cnty, PA Ser A (AMBAC Insd)	5.125	09/01/27	2,602,000
2,045	West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj	6.250	01/01/32	2,169,909
1,000	York Cnty, PA Sch Technology Auth Lease Rev (FGIC Insd)	5.375	02/15/18	1,089,210
1,070	York Cnty, PA Sch Technology Auth Lease Rev (FGIC Insd)	5.500	02/15/23	1,174,165

Total Long-Term Investments 100.6% (Cost $189,783,554)	199,442,218
Short-Term Investment 0.2% (Cost $300,000)	300,000
Total Investments 100.8% (Cost $190,083,554)	199,742,218
Liabilities in Excess of Other Assets (0.8%)	(1,559,171)
Net Assets 100.0%	$198,183,047

Percentages are calculated as a percentage of net assets.

*  Zero coupon bond

(a)  All or a portion of these securities have been physically segregated in connection with open futures contracts.

(b)  Securities purchased on a when-issued or delayed delivery basis.

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments ■ March 31, 2005 (Unaudited) continued

(c)  The Fund owns 100% of the bond issuance.

(d)  These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.4% of net assets.

ACA-American Capital Access

AMBAC-AMBAC Indemnity Corp.

AMT-Alternative Minimum Tax

FGIC-Financial Guaranty Insurance Co.

FSA-Financial Security Assurance Inc.

GNMA-Government National Mortgage Association

MBIA-Municipal Bond Investors Assurance Corp.

Radian-Radian Asset Assurance

XLCA-XL Capital Assurance Inc.

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Statements

Statement of Assets and Liabilities

March 31, 2005 (Unaudited)

Assets:
Total Investments (Cost $190,083,554)	$199,742,218
Cash	108,050
Receivables:
Interest	2,795,928
Fund Shares Sold	64,881
Investments Sold	10,000
Other	132,251
Total Assets	202,853,328
Liabilities:
Payables:
Investments Purchased	3,682,043
Income Distributions	219,271
Fund Shares Repurchased	172,232
Distributor and Affiliates	120,649
Investment Advisory Fee	101,892
Variation Margin on Futures	97,094
Trustees' Deferred Compensation and Retirement Plans	191,250
Accrued Expenses	85,850
Total Liabilities	4,670,281
Net Assets	$198,183,047
Net Assets Consist of:
Capital (Par value of $.01 per share with an unlimited number of shares authorized)	$188,938,012
Net Unrealized Appreciation	9,822,427
Accumulated Undistributed Net Investment Income	330,120
Accumulated Net Realized Loss	(907,512)
Net Assets	$198,183,047
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $174,862,968 and 10,125,962 shares of beneficial interest issued and outstanding)	$17.27
Maximum sales charge (4.75%* of offering price)	.86
Maximum offering price to public	$18.13
Class B Shares: Net asset value and offering price per share (Based on net assets of $18,137,751 and 1,053,316 shares of beneficial interest issued and outstanding)	$17.22
Class C Shares: Net asset value and offering price per share (Based on net assets of $5,182,328 and 299,910 shares of beneficial interest issued and outstanding)	$17.28

*  On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended March 31, 2005 (Unaudited)

Investment Income:
Interest	$5,135,955
Expenses:
Investment Advisory Fee	604,466
Distribution (12b-1) and Service Fees (Attributed to Classes A, B and C of $219,585, $96,427 and $26,026, respectively)	342,038
Shareholder Services	66,956
Legal	32,580
Trustees' Fees and Related Expenses	12,196
Custody	11,499
Other	85,180
Total Expenses	1,154,915
Less Credits Earned on Cash Balances	2,291
Net Expenses	1,152,624
Net Investment Income	$3,983,331
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$1,282,821
Futures	6,897
Net Realized Gain	1,289,718
Unrealized Appreciation/Depreciation:
Beginning of the Period	12,659,244
End of the Period:
Investments	9,658,664
Futures	163,763
9,822,427
Net Unrealized Depreciation During the Period	(2,836,817)
Net Realized and Unrealized Loss	$(1,547,099)
Net Increase in Net Assets From Operations	$2,436,232

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Statements continued

Statement of Changes in Net Assets (Unaudited)

	For The Six Months Ended March 31, 2005	For The Year Ended September 30, 2004
From Investment Activities:
Operations:
Net Investment Income	$3,983,331	$8,646,923
Net Realized Gain/Loss	1,289,718	(456,002)
Net Unrealized Depreciation During the Period	(2,836,817)	(308,175)
Change in Net Assets from Operations	2,436,232	7,882,746
Distributions from Net Investment Income:
Class A Shares	(3,594,828)	(7,368,923)
Class B Shares	(322,316)	(695,094)
Class C Shares	(92,621)	(188,227)
Total Distributions	(4,009,765)	(8,252,244)
Net Change in Net Assets from Investment Activities	(1,573,533)	(369,498)
From Capital Transactions:
Proceeds from Shares Sold	5,363,251	10,852,819
Net Asset Value of Shares Issued Through Dividend Reinvestment	2,655,326	5,220,277
Cost of Shares Repurchased	(11,879,075)	(45,843,847)
Net Change in Net Assets from Capital Transactions	(3,860,498)	(29,770,751)
Total Decrease in Net Assets	(5,434,031)	(30,140,249)
Net Assets:
Beginning of the Period	203,617,078	233,757,327
End of the Period (Including accumulated undistributed net investment income of $330,120 and $356,554, respectively)	$198,183,047	$203,617,078

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended March 31,	Year Ended September 30,
	2005	2004	2003	2002 (c )	2001	2000
Net Asset Value, Beginning of the Period	$17.41	$17.41	$17.71	$17.34	$16.65	$16.86
Net Investment Income	.35	.72	.74	.81	.89	.85
Net Realized and Unrealized Gain/Loss	(.14)	(.03)	(.28)	.42	.60	(.20)
Total from Investment Operations	.21	.69	.46	1.23	1.49	.65
Less Distributions from Net Investment Income	.35	.69	.76	.86	.80	.86
Net Asset Value, End of the Period	$17.27	$17.41	$17.41	$17.71	$17.34	$16.65
Total Return (a)	1.23%*	4.04%	2.72%	7.39%	9.12%	4.12%
Net Assets at End of the Period (In millions)	$174.9	$177.7	$204.7	$211.7	$204.8	$200.5
Ratio of Expenses to Average Net Assets (b)	1.05%	1.04%	1.01%	1.00%	1.02%	1.09%
Ratio of Net Investment Income to Average Net Assets	4.05%	4.15%	4.27%	4.77%	5.18%	5.19%
Portfolio Turnover	11%*	16%	21%	26%	26%	18%

*  Non-Annualized

(a)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended September 30, 2000.

(c )  As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01, and increase the ratio of net investment income to average net assets by .02%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended March 31,	Year Ended September 30,
	2005	2004	2003	2002 (c )	2001	2000
Net Asset Value, Beginning of the Period	$17.36	$17.37	$17.68	$17.30	$16.63	$16.85
Net Investment Income	.28	.58	.61	.68	.75	.70
Net Realized and Unrealized Gain/Loss	(.13)	(.03)	(.29)	.43	.60	(.18)
Total from Investment Operations	.15	.55	.32	1.11	1.35	.52
Less Distributions from Net Investment Income	.29	.56	.63	.73	.68	.74
Net Asset Value, End of the Period	$17.22	$17.36	$17.37	$17.68	$17.30	$16.63
Total Return (a)	0.86%*	3.21%	1.90%	6.66%	8.23%	3.26%
Net Assets at End of the Period (In millions)	$18.1	$20.1	$22.9	$23.3	$24.7	$25.3
Ratio of Expenses to Average Net Assets (b)	1.81%	1.78%	1.76%	1.75%	1.77%	1.83%
Ratio of Net Investment Income to Average Net Assets	3.29%	3.38%	3.53%	4.02%	4.43%	4.46%
Portfolio Turnover	11%*	16%	21%	26%	26%	18%

*  Non-Annualized

(a)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended September 30, 2000.

(c )  As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .02%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended March 31,		Year Ended September 30,
	2005		2004	2003		2002 (c )	2001	2000
Net Asset Value, Beginning of the Period	$17.41		$17.42	$17.68		$17.31	$16.63	$16.85
Net Investment Income .	.30		.59	.65		.68	.76	.72
Net Realized and Unrealized Gain/Loss	(.14)		(.04)	(.28)		.42	.60	(.20)
Total from Investment Operations	.16		.55	.37		1.10	1.36	.52
Less Distributions from Net Investment Income	.29		.56	.63		.73	.68	.74
Net Asset Value, End of the Period	$17.28		$17.41	$17.42		$17.68	$17.31	$16.63
Total Return (a)	0.91	%*(e)	3.20%	2.18	%(d)	6.59%	8.29%	3.26%
Net Assets at End of the Period (In millions)	$5.2		$5.9	$6.1		$5.1	$3.6	$3.2
Ratio of Expenses to Average Net Assets (b)	1.74	%(e)	1.78%	1.77%		1.75%	1.77%	1.84%
Ratio of Net Investment Income to Average Net Assets	3.35	%(e)	3.39%	3.72	%(d)	4.00%	4.43%	4.45%
Portfolio Turnover	11	%*	16%	21%		26%	26%	18%

*  Non-Annualized

(a)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended September 30, 2000.

(c )  As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .02%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(d)  Certain non-recurring payments were made to Class C shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .20% and .21%, respectively.

(e)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2005 (Unaudited)

1.  Significant Accounting Policies

Van Kampen Pennsylvania Tax Free Income Fund (the "Fund'') is organized as a Pennsylvania trust and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide only Pennsylvania investors with a high level of current income exempt from federal and Pennsylvania state income taxes and, where possible under local law, local income and personal property taxes, through investment primarily in a varied portfolio of medium and lower grade municipal securities. The Fund commenced investment operations on May 1, 1987. The distribution of the Fund's Class B and Class C Shares commenced on May 3, 1993, and August 13, 1993, respectively. The Fund registered Class I Shares on December 30, 2004. There were no sales of Class I Shares for the period ended March 31, 2005.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.  Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At March 31, 2005, the Fund had $3,682,043 of when-issued or delayed delivery purchase commitments.

C.  Income and Expenses Interest income is recorded on an accrual basis. Bond premiums are amortized and discounts are accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2005 (Unaudited) continued

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At September 30, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $2,361,603, which will expire according to the following schedule.

Amount	Expiration
$ 2,361,603	September 30, 2009

At March 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$190,009,656
Gross tax unrealized appreciation	$10,363,927
Gross tax unrealized depreciation	(631,365)
Net tax unrealized appreciation on investments	$9,732,562

E.  Distribution of Income and Gains The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

The tax character of distributions paid during the year ended September 30, 2004 was as follows:

Distributions paid from:
Ordinary income	$545
Long-term capital gain	-0-
$545

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$21,708

F.  Expense Reductions During the six months ended March 31, 2005, the Fund's custody fee was reduced by $2,291 as a result of credits earned on cash balances.

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $500 million	.60%
Over $500 million	.50%

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2005 (Unaudited) continued

For the six months ended March 31, 2005, the Fund recognized expenses of approximately $9,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended March 31, 2005, the Fund recognized expenses of approximately $27,100 representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2005, the Fund recognized expenses of approximately $48,600, representing shareholder servicing fees paid to VKIS. Shareholder servicing fees are determined through negotiations with the Fund's Board of Trustees.

Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $113,200 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2005 (Unaudited) continued

3.  Capital Transactions

At March 31, 2005, capital aggregated $162,702,747, $20,811,689 and $5,423,576 for Classes A, B and C, respectively. For the six months ended March 31, 2005, transactions were as follows:

	Shares	Value
Sales:
Class A	274,252	$4,779,283
Class B	24,557	428,143
Class C	8,926	155,825
Total Sales	307,735	$5,363,251
Dividend Reinvestment:
Class A	136,671	$2,381,150
Class B	11,857	205,987
Class C	3,912	68,189
Total Dividend Reinvestment	152,440	$2,655,326
Repurchases:
Class A	(491,770)	$(8,567,703)
Class B	(139,869)	(2,427,865)
Class C	(50,793)	(883,507)
Total Repurchases	(682,432)	$(11,879,075)

At September 30, 2004, capital aggregated $164,110,017, $22,605,424 and $6,083,069 for Classes A, B and C, respectively. For the year ended September 30, 2004, transactions were as follows:

	Shares	Value
Sales:
Class A	477,422	$8,284,044
Class B	84,508	1,461,129
Class C	64,309	1,107,646
Total Sales	626,239	$10,852,819
Dividend Reinvestment:
Class A	269,158	$4,659,397
Class B	24,900	429,858
Class C	7,567	131,022
Total Dividend Reinvestment	301,625	$5,220,277
Repurchases:
Class A	(2,295,525)	$(39,658,311)
Class B	(272,462)	(4,704,297)
Class C	(85,695)	(1,481,239)
Total Repurchases	(2,653,682)	$(45,843,847)

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2005 (Unaudited) continued

Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares seven years after the end of the calendar month in which the shares were purchased. For the six months ended March 31, 2005 and the year ended September 30, 2004, 51,414 and 35,499 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended March 31, 2005 and the year ended September 30, 2004, 39,117 and 0 Class C Shares converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

	Contingent Deferred Sales Charge as a Percentage of Dollar Amount Subject to Charge
Year of Redemption	Class B	Class C
First	4.00%	1.00%
Second	3.75%	None
Third	3.50%	None
Fourth	2.50%	None
Fifth	1.50%	None
Sixth	1.00%	None
Seventh and Thereafter	None	None

For the six months ended March 31, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $10,100 and CDSC on redeemed shares of approximately $10,000. Sales charges do not represent expenses of the Fund.

4.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $22,952,879 and $27,139,505, respectively.

5.  Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived'' from the value of an underlying asset, reference rate or index.

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2005 (Unaudited) continued

The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

Summarized below are the different types of derivative financial instruments used by the Fund.

A.  Futures Contracts A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated in the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

Transactions in futures contracts for the six months ended March 31, 2005 are as follows:

Contracts
Outstanding at September 30, 2004	156
Futures Opened	400
Futures Closed	(317)
Outstanding at March 31, 2005	239

The futures contracts outstanding as of March 31, 2005 and the description and unrealized appreciation/depreciation are as follows:

Short Contracts:	Contracts	Unrealized Appreciation/ Depreciation
5-Year U.S. Treasury Notes – June 2005 (Current Notional Value of $107,094 per contract)	239	$163,763

B.  Indexed Securities These instruments are identified in the portfolio of investments. The price of these securities may be more volatile than the price of a comparable fixed rate security.

An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specified factor. As the floating rate rises, the coupon is

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2005 (Unaudited) continued

reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Fund to enhance the yield of the portfolio.

6.  Distribution and Service Plans

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $280,000 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

Included in the fees for the six months ended March 31, 2005, are payments retained by Van Kampen of approximately $81,000 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $11,500.

7.  Legal Matters.

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2005 (Unaudited) continued

complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Van Kampen Pennsylvania Tax Free Income Fund

Board of Trustees and Important Addresses

Board of Trustees

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Mitchell M. Merin* – President and Chief Executive Officer

Jack E. Nelson

Richard F. Powers, III*

Hugo F. Sonnenschein

Wayne W. Whalen* – Chairman

Suzanne H. Woolsey

Officers

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Executive Vice President and Chief Investment Officer

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President and Secretary

John L. Sullivan
Chief Compliance Officer

James W. Garrett
Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
1221 Avenue of the Americas
New York, NY 10020

Distributor

Van Kampen Funds Inc.
1221 Avenue of the Americas
New York, NY 10020

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 947
Jersey City, New Jersey 07303-0947

Custodian

State Street Bank
and Trust Company
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered Public Accounting Firm

Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Your Notes

Van Kampen

An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

(continued on back)

Van Kampen

An Important Notice Concerning Our U.S. Privacy Policy continued

your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.  Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.  Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.  How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.

1 Parkview Plaza, P.O. Box 5555

Oakbrook Terrace, IL 60181-5555

www.vankampen.com

Copyright ©2004 Van Kampen Funds Inc. All rights reserved.

Member NASD/SIPC. 138, 338, 538

PATF SAR 5/05 RN05-01067P-Y03/05

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)  Code of Ethics – Not applicable for semi-annual reports.

(b)(1)  A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2)  A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pennsylvania Tax Free Income Fund

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

By:	/s/ James W. Garrett
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 19, 2005